Summary of significant accounting policies (Tables) - Exascale Labs Inc. [Member]	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Schedule of Revenue recognition

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2025	2026	2025	2026
Reserved capacity arrangements	$1,758,921	$3,725,315	$4,161,985	$10,428,983
On-demand arrangements	5,436	1,341	6,482	12,526
Total	$1,764,357	$3,726,656	$4,168,467	$10,441,509

	For the years ended June 30,
	2024	2025
Reserved capacity arrangements	$1,193,982	$6,501,569
On-demand arrangements	-	44,680
Total	$1,193,982	$6,546,249

Schedule of Revenue disaggregated

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2025	2026	2025	2026
Revenue from intelligent computing power service	$1,764,357	$3,726,656	$4,168,467	$10,441,509
Revenue from comprehensive data center service	97,801	27,930	307,418	119,822
Total	$1,862,158	$3,754,586	$4,475,885	$10,561,331

	For the years ended June 30,
	2024	2025
Revenue from intelligent computing power service	$1,193,982	$6,546,249
Revenue from comprehensive data center services	125,133	469,263
Total	$1,319,115	$7,015,512